Discontinued operations (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
	Apr. 08, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Statement [line items]
Net sales to third parties of discontinued operations		$ 11,347	$ 11,764	$ 23,630	$ 22,870
Sales to continuing and discontinued segments					53
Net sales		11,347	11,764	23,630	22,923
Cost of goods sold		(3,429)	(3,406)	(7,151)	(6,657)
Gross profit		8,193	8,618	17,179	16,822
Selling, general and administration		(3,368)	(3,585)	(6,854)	(6,915)
Research and Development		(2,441)	(2,051)	(4,501)	(4,350)
Other income		432	989	693	1,192
Other expense		(464)	(1,308)	(1,421)	(1,844)
Operating income of discontinued operations		$ 2,352	$ 2,663	$ 5,096	$ 4,905
Profit (loss) from operating activities, as a percentage from net sales		20.70%	22.60%	21.60%	21.40%
Interest expense		$ (220)	$ (205)	$ (459)	$ (431)
Other financial income and expense		(27)	0	(34)	44
Income before taxes		2,288	2,634	4,909	4,774
Taxes		$ (421)	(525)	$ (869)	(797)
Net income/loss from discontinued operations before gain on distribution					(101)
Gain on distribution			4,691		4,691
Net income/loss from discontinued operations			4,691		4,590
Discontinued operations
Statement [line items]
Net sales to third parties of discontinued operations					1,777
Sales to continuing and discontinued segments					32
Net sales					1,809
Cost of goods sold					(860)
Gross profit					949
Selling, general and administration					(638)
Research and Development					(142)
Other income					15
Other expense					(113)
Operating income of discontinued operations					$ 71
Profit (loss) from operating activities, as a percentage from net sales					4.00%
Interest expense					$ (10)
Other financial income and expense					(3)
Income before taxes					58
Taxes					(159)
Net income/loss from discontinued operations before gain on distribution					(101)
Gain on distribution	$ 4,691		4,691		4,691
Net income/loss from discontinued operations			$ 4,691		$ 4,590